UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2460

Fidelity Union Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2006

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Arizona Municipal
Income Fund

November 30, 2006

1.810709.102

AZI-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.8%
	Principal Amount	Value
Arizona - 90.5%
Arizona Board of Regents Ctfs. of Prtn.:
(Univ. of Arizona Projs.) 5% 6/1/18 (AMBAC Insured)	$ 1,000,000	$ 1,092,350
5% 6/1/19 (AMBAC Insured)	1,140,000	1,241,494
Arizona Ctfs. of Prtn. Series B, 5.5% 9/1/10 (FSA Insured)	1,000,000	1,064,410
Arizona Game & Fish Dept. & Commission (AGF Administration Bldg. Proj.) 5% 7/1/21	1,280,000	1,363,110
Arizona Health Facilities Auth. Rev. (Catholic Health Care West Proj.):
Series A, 6.125% 7/1/09	245,000	255,873
6.125% 7/1/09 (Escrowed to Maturity) (c)	105,000	106,527
Arizona School Facilities Board Ctfs. of Prtn.:
Series A2, 5% 9/1/18 (FGIC Insured)	1,000,000	1,090,020
Series B, 5.25% 9/1/19 (Pre-Refunded to 9/1/14 @ 100) (c)	1,000,000	1,112,670
Series C, 5% 9/1/11 (FSA Insured)	1,060,000	1,126,918
Arizona State Univ. Revs. 5% 7/1/26 (AMBAC Insured)	1,000,000	1,077,960
Arizona Student Ln. Acquisition Auth. Student Ln. Rev. Subseries B1, 6.15% 5/1/29 (b)	500,000	532,835
Arizona Tourism & Sports Auth. Tax Rev. 5.375% 7/1/21 (MBIA Insured)	3,000,000	3,287,040
Arizona Trans. Board Hwy. Rev.:
Series B, 5.25% 7/1/19	2,525,000	2,726,975
5.25% 7/1/13	1,500,000	1,608,675
Chandler Gen. Oblig.:
5.7% 7/1/15	75,000	81,446
6.5% 7/1/11 (MBIA Insured)	225,000	252,880
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Intel Corp. Proj.) 4.375%, tender 12/1/10 (a)(b)	1,000,000	1,021,130
Cottonwood Wtr. Sys. Rev.:
5% 7/1/26 (XL Cap. Assurance, Inc. Insured)	1,405,000	1,519,269
5% 7/1/30 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,212,784
5% 7/1/35 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,391,819
Downtown Phoenix Hotel Corp. Rev. Series A, 5.25% 7/1/23 (FGIC Insured)	1,750,000	1,933,243
Gilbert Wtr. Resources Muni. Property Corp. Wastewtr. Sys. & Util. Rev. 4.9% 4/1/19	1,025,000	1,044,947
Glendale Indl. Dev. Auth. Hosp. Rev. (John C. Lincoln Health Network Proj.):
Series 2005 B, 5.25% 12/1/19	1,040,000	1,117,022
5% 12/1/35	1,000,000	1,035,880
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.):
5% 4/1/10	1,000,000	1,034,540
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.): - continued
5% 4/1/14	$ 1,000,000	$ 1,060,920
6.125% 4/1/18	85,000	87,328
6.125% 4/1/18 (Pre-Refunded to 4/1/07 @ 102) (c)	215,000	220,966
Maricopa County Indl. Dev. Auth. Health Facilities Rev.:
(Catholic Health Care West Proj.):
5% 7/1/16	680,000	698,102
5% 7/1/16 (Pre-Refunded to 7/1/07 @ 100) (c)	50,000	50,426
(Mayo Clinic Proj.) 5% 11/15/36	1,000,000	1,063,420
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Mayo Clinic Hosp. Proj.) 5.25% 11/15/37	1,000,000	1,034,650
Maricopa County School District #28 Kyrene Elementary Series C, 0% 1/1/10 (FGIC Insured)	1,425,000	1,269,761
Maricopa County Unified School District #48 Scottsdale:
Series A, 5% 7/1/18 (FGIC Insured)	1,000,000	1,092,420
7.4% 7/1/10	1,000,000	1,126,280
Maricopa County Unified School District #80 Chandler (2002 Proj.) Series A, 5% 7/1/17 (FSA Insured)	500,000	537,905
Mesa Indl. Dev. Auth. Rev. (Discovery Health Sys. Proj.) Series A, 5.625% 1/1/29 (Pre-Refunded to 1/1/10 @ 101) (c)	795,000	849,489
Mesa Street & Hwy. Rev. 6.5% 7/1/11 (FSA Insured)	1,500,000	1,683,840
Mesa Util. Sys. Rev.:
5% 7/1/20 (FGIC Insured)	1,000,000	1,125,170
5% 7/1/24 (FGIC Insured)	3,000,000	3,429,240
5.75% 7/1/14 (FGIC Insured)	1,000,000	1,142,080
North Campus Facilities LLC (Northern Arizona Univ. Sys. Rev. Proj.) 5% 6/1/31 (AMBAC Insured)	1,150,000	1,238,171
Northern Arizona Univ. Sys. Rev.:
5.5% 6/1/23 (FGIC Insured)	530,000	594,109
5.5% 6/1/26 (FGIC Insured)	1,305,000	1,459,225
5.5% 6/1/34 (FGIC Insured)	1,500,000	1,665,870
Phoenix Arpt. Rev. Series D, 6.4% 7/1/12 (MBIA Insured) (b)	810,000	810,721
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5.25% 7/1/27 (FGIC Insured) (b)	1,025,000	1,084,204
Phoenix Civic Impt. Corp. Arpt. Excise Tax Rev. 5.25% 7/1/09 (b)	1,160,000	1,197,236
Phoenix Civic Impt. Corp. Excise Tax Rev.:
(Civic Plaza Expansion Proj.) Series A, 5% 7/1/30 (FGIC Insured)	1,000,000	1,071,190
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Phoenix Civic Impt. Corp. Excise Tax Rev.: - continued
(Muni. Courthouse Proj.) Series A:
5.375% 7/1/29	$ 560,000	$ 591,573
5.5% 7/1/11	200,000	211,836
5.75% 7/1/15	675,000	719,233
Phoenix Civic Impt. Corp. Muni. Facilities Excise Tax Rev.:
5.75% 7/1/12 (FGIC Insured)	1,250,000	1,353,800
5.75% 7/1/14 (FGIC Insured)	1,000,000	1,082,690
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. 5% 7/1/29 (MBIA Insured)	770,000	822,445
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2001, 5.5% 7/1/24 (FGIC Insured)	1,000,000	1,206,390
4.75% 7/1/27 (MBIA Insured)	1,020,000	1,068,991
5% 7/1/20 (MBIA Insured)	5,000,000	5,435,347
5% 7/1/29 (MBIA Insured)	1,000,000	1,075,700
5.5% 7/1/17 (FGIC Insured)	1,500,000	1,647,450
5.5% 7/1/20 (FGIC Insured)	1,500,000	1,646,655
Phoenix Gen. Oblig.:
Series A, 6.25% 7/1/17	1,000,000	1,221,410
Series B, 5.375% 7/1/20	1,060,000	1,163,732
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. 0% 12/1/14 (Escrowed to Maturity) (c)	1,250,000	923,900
Phoenix Street & Hwy. User Rev. 6.25% 7/1/11 (MBIA Insured)	35,000	35,030
Pima County Indl. Dev. Auth. Rev. (HealthPartners Proj.) Series A, 5.625% 4/1/14 (MBIA Insured)	200,000	205,148
Pima County Unified School District #1 Tucson 7.5% 7/1/10 (FGIC Insured)	250,000	282,490
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Proj.) Series A:
5.25% 10/1/12 (American Cap. Access Corp. Insured)	1,000,000	1,063,760
5.25% 10/1/13 (American Cap. Access Corp. Insured)	1,335,000	1,430,399
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Series 2005 A, 5% 1/1/35	1,500,000	1,614,330
Series A:
5.25% 1/1/18	1,000,000	1,083,220
5.25% 1/1/19	1,615,000	1,746,283
Series B:
5% 1/1/20	1,500,000	1,597,590
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.: - continued
5% 1/1/21	$ 255,000	$ 271,162
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health Care Proj.) 5.8% 12/1/31 (Pre-Refunded to 12/1/11 @ 101) (c)	250,000	277,365
Sedona Excise Tax Rev. 5% 7/1/19 (MBIA Insured)	1,000,000	1,089,360
Tempe Gen. Oblig.:
5% 7/1/19	1,680,000	1,804,320
5.5% 7/1/17	1,035,000	1,166,486
Tempe Union High School District #213 7% 7/1/08 (FGIC Insured)	310,000	326,349
Tucson Gen. Oblig.:
Series 1995 A, 7.375% 7/1/11	1,000,000	1,157,340
5% 7/1/18 (FGIC Insured)	3,295,000	3,599,524
Tucson Street & Hwy. User Rev.:
Series 1994 B, 7.5% 7/1/11 (MBIA Insured)	1,015,000	1,180,932
Series 1994 C, 7% 7/1/11 (FGIC Insured)	500,000	572,420
Series A, 7% 7/1/11 (MBIA Insured)	300,000	343,452
Tucson Wtr. Rev.:
Series A, 5% 7/1/11 (FGIC Insured)	1,410,000	1,490,060
5.5% 7/1/14	425,000	462,447
Univ. Med. Ctr. Corp. Hosp. Rev.:
5% 7/1/16	1,735,000	1,844,270
5.25% 7/1/15	1,000,000	1,071,490
Univ. of Arizona Ctfs. of Prtn.:
Series B, 5% 6/1/31 (AMBAC Insured)	300,000	316,644
Series C, 5% 6/1/14 (AMBAC Insured)	600,000	653,064
Univ. of Arizona Univ. Revs.:
Series 2005 A, 5% 6/1/18 (AMBAC Insured)	1,000,000	1,091,680
5.25% 6/1/13 (FSA Insured)	245,000	251,490
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4%, tender 6/1/10 (a)(b)	1,000,000	996,780
Yuma County Hosp. District #1 6.35% 11/15/07 (Escrowed to Maturity) (c)	265,000	267,796
		104,388,373
Guam - 0.6%
Guam Ed. Fing. Foundation Series A, 5% 10/1/12	500,000	530,245
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	145,000	156,485
		686,730
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - 5.7%
Puerto Rico Commonwealth Gen. Oblig. Series 2003 A, 5.25% 7/1/14	$ 275,000	$ 297,327
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Y, 5% 7/1/36 (FSA Insured)	1,100,000	1,190,376
Series Y:
5.5% 7/1/36 (FSA Insured)	500,000	569,385
5.5% 7/1/36 (MBIA Insured)	140,000	159,428
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	700,000	778,708
Series L, 5.25% 7/1/38 (AMBAC Insured)	220,000	268,147
5.75% 7/1/19 (FGIC Insured)	700,000	779,996
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (c)	1,340,000	1,436,319
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series HH, 5.25% 7/1/29 (FSA Insured)	200,000	213,002
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/12	500,000	531,865
Puerto Rico Pub. Bldg. Auth. Rev. Series G, 5.25% 7/1/13	315,000	336,754
		6,561,307
TOTAL INVESTMENT PORTFOLIO - 96.8% (Cost $108,393,543)	111,636,410
NET OTHER ASSETS - 3.2%	3,648,359
NET ASSETS - 100%	$ 115,284,769
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $108,370,752. Net unrealized appreciation aggregated $3,265,658, of which $3,319,025 related to appreciated investment securities and $53,367 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Export and Multinational Fund

November 30, 2006

1.810713.102

EXF-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.1%
Diversified Consumer Services - 0.3%
New Oriental Education & Technology Group, Inc. Sponsored ADR	341,600	$ 10,900
Hotels, Restaurants & Leisure - 2.2%
Starbucks Corp. (a)	1,415,846	49,965
Wynn Resorts Ltd. (d)	571,220	50,182
		100,147
Specialty Retail - 1.8%
Best Buy Co., Inc.	1,437,000	78,992
Hibbett Sporting Goods, Inc. (a)	75,000	2,364
		81,356
Textiles, Apparel & Luxury Goods - 1.8%
Polo Ralph Lauren Corp. Class A	1,016,835	79,516
TOTAL CONSUMER DISCRETIONARY		271,919
CONSUMER STAPLES - 2.2%
Food & Staples Retailing - 2.2%
Tesco PLC	12,631,900	97,140
ENERGY - 13.2%
Energy Equipment & Services - 4.9%
National Oilwell Varco, Inc. (a)	784,862	52,201
Schlumberger Ltd. (NY Shares)	2,413,700	165,290
		217,491
Oil, Gas & Consumable Fuels - 8.3%
Canadian Natural Resources Ltd.	1,841,600	99,816
TransCanada Corp.	266,200	9,007
Ultra Petroleum Corp. (a)	2,360,000	127,204
Valero Energy Corp.	2,481,960	136,682
		372,709
TOTAL ENERGY		590,200
FINANCIALS - 25.2%
Capital Markets - 1.2%
Legg Mason, Inc. (d)	555,300	52,953
Commercial Banks - 3.1%
Wells Fargo & Co.	3,943,200	138,958
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 1.5%
American Express Co.	1,118,500	$ 65,678
Diversified Financial Services - 4.7%
Bank of America Corp.	2,993,700	161,211
Moody's Corp.	673,000	46,760
		207,971
Insurance - 7.8%
ACE Ltd.	1,414,970	80,427
American International Group, Inc.	2,766,990	194,575
W.R. Berkley Corp.	2,064,425	72,482
		347,484
Real Estate Investment Trusts - 2.3%
General Growth Properties, Inc.	962,200	52,863
Vornado Realty Trust	414,800	52,310
		105,173
Real Estate Management & Development - 2.7%
Mitsubishi Estate Co. Ltd.	2,582,000	63,775
Mitsui Fudosan Co. Ltd.	2,417,000	56,777
		120,552
Thrifts & Mortgage Finance - 1.9%
Countrywide Financial Corp.	2,200,000	87,384
TOTAL FINANCIALS		1,126,153
HEALTH CARE - 12.0%
Biotechnology - 2.9%
Genentech, Inc. (a)	1,070,600	87,522
Gilead Sciences, Inc. (a)	668,300	44,054
		131,576
Health Care Providers & Services - 1.4%
UnitedHealth Group, Inc.	1,243,165	61,015
Life Sciences Tools & Services - 0.4%
Covance, Inc. (a)	276,363	16,546
Pharmaceuticals - 7.3%
Allergan, Inc.	1,101,000	128,355
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Johnson & Johnson	2,304,200	$ 151,870
Roche Holding AG (participation certificate)	249,548	45,071
		325,296
TOTAL HEALTH CARE		534,433
INDUSTRIALS - 8.0%
Air Freight & Logistics - 0.9%
Expeditors International of Washington, Inc.	928,400	42,001
Airlines - 1.8%
Ryanair Holdings PLC sponsored ADR (a)(d)	1,048,478	80,303
Commercial Services & Supplies - 1.6%
Robert Half International, Inc.	1,884,240	72,713
Construction & Engineering - 1.6%
SNC-Lavalin Group, Inc.	2,456,500	69,519
Industrial Conglomerates - 2.1%
Tyco International Ltd.	3,038,100	92,024
TOTAL INDUSTRIALS		356,560
INFORMATION TECHNOLOGY - 25.3%
Computers & Peripherals - 6.2%
Apple Computer, Inc. (a)	1,217,600	111,630
Hewlett-Packard Co.	4,157,400	164,051
		275,681
Electronic Equipment & Instruments - 2.7%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	13,022,400	94,829
L-1 Identity Solutions, Inc. (a)(d)	1,626,868	27,266
		122,095
Internet Software & Services - 10.6%
eBay, Inc. (a)	2,673,540	86,489
Equinix, Inc. (a)(d)	1,427,000	108,909
Google, Inc. Class A (sub. vtg.) (a)	572,320	277,529
		472,927
IT Services - 1.0%
MoneyGram International, Inc.	100,000	3,050
Western Union Co. (a)	1,908,500	43,514
		46,564
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 4.5%
Broadcom Corp. Class A (a)	1,356,200	$ 44,524
FormFactor, Inc. (a)	1,046,300	39,090
Microchip Technology, Inc.	1,389,600	47,399
Samsung Electronics Co. Ltd.	101,807	69,891
		200,904
Software - 0.3%
Convera Corp. Class A (a)(d)	2,350,000	10,998
TOTAL INFORMATION TECHNOLOGY		1,129,169
MATERIALS - 2.3%
Chemicals - 2.3%
Monsanto Co.	2,176,600	104,629
TELECOMMUNICATION SERVICES - 3.7%
Diversified Telecommunication Services - 0.6%
Cogent Communications Group, Inc. (a)	1,554,258	24,635
Wireless Telecommunication Services - 3.1%
Crown Castle International Corp. (a)	4,027,554	138,790
TOTAL TELECOMMUNICATION SERVICES		163,425
TOTAL COMMON STOCKS (Cost $3,544,716)		4,373,628
Money Market Funds - 6.2%

Fidelity Cash Central Fund, 5.35% (b)	79,327,173	79,327
Fidelity Securities Lending Cash Central Fund, 5.35% (b)(c)	195,292,000	195,292
TOTAL MONEY MARKET FUNDS (Cost $274,619)		274,619
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $3,819,335)		4,648,247
NET OTHER ASSETS - (4.2)%		(185,435)
NET ASSETS - 100%		$ 4,462,812
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 606
Fidelity Securities Lending Cash Central Fund	236
Total	$ 842
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $3,822,470,000. Net unrealized appreciation aggregated $825,777,000, of which $866,768,000 related to appreciated investment securities and $40,991,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Maryland Municipal
Income Fund

November 30, 2006

1.810710.102

SMD-QTLY-0107

Investments November 30, 2006 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.1%
	Principal Amount	Value
Guam - 0.6%
Guam Ed. Fing. Foundation Series A, 5% 10/1/23	$ 500,000	$ 535,635
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	145,000	156,485
		692,120
Maryland - 88.4%
Baltimore Convention Ctr. Hotel Rev.:
Series A, 5.25% 9/1/27 (XL Cap. Assurance, Inc. Insured)	1,050,000	1,164,776
5.25% 9/1/17 (XL Cap. Assurance, Inc. Insured)	1,500,000	1,685,970
Baltimore County Ctfs. Prtn. (Equip. Acquisition Prog.) 5% 6/1/13 (MBIA Insured)	1,500,000	1,623,255
Baltimore County Gen. Oblig.:
5% 8/1/15	2,385,000	2,616,607
5.25% 8/1/19 (Pre-Refunded to 8/1/12 @ 100) (c)	2,000,000	2,178,080
Baltimore Gen. Oblig.:
(Consolidated Pub. Impt. Proj.) Series A, 7% 10/15/09 (MBIA Insured)	1,000,000	1,094,730
Series A, 5% 10/15/18 (AMBAC Insured)	1,720,000	1,888,904
Baltimore Port Facilities Rev. (Consolidated Coal Sales Co. Proj.) 6.5% 12/1/10	2,000,000	2,085,220
Baltimore Proj. Rev.:
(Wastewtr. Projs.) Series A:
5.125% 7/1/42 (FGIC Insured)	2,315,000	2,448,599
5.2% 7/1/32 (FGIC Insured)	250,000	268,980
(Wtr. Projs.) Series A:
5% 7/1/22 (MBIA Insured)	2,250,000	2,440,755
5% 7/1/24 (Escrowed to Maturity) (c)	1,445,000	1,631,694
5% 7/1/24 (FGIC Insured)	370,000	412,113
City of Westminster (McDaniel College Proj.):
5% 11/1/12	500,000	528,475
5% 11/1/13	350,000	372,663
Frederick County Econ. Dev. Rev. 5% 8/1/15 (MBIA Insured)	1,000,000	1,107,200
Frederick County Edl. Facilities Rev. (Mount Saint Mary's Univ. Proj.):
4.5% 9/1/08	165,000	166,668
5% 9/1/09	175,000	179,167
5.5% 9/1/12	195,000	207,205
Frederick County Gen. Oblig. 5% 12/1/15	1,000,000	1,109,130
Harford County Gen. Oblig. 5% 7/15/21	2,100,000	2,286,732
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Howard County Gen. Oblig.:
Series 2003 A, 5% 8/15/17 (Pre-Refunded to 8/15/12 @ 100) (c)	$ 1,000,000	$ 1,076,790
Series 2004 A, 5% 8/15/14	1,000,000	1,101,780
Series A, 5.25% 8/15/14	2,395,000	2,599,485
Maryland Econ. Dev. Corp. (Univ. of Maryland, Baltimore County Student Hsg. Proj.):
5% 6/1/14 (CIFG North America Insured)	700,000	764,309
5% 7/1/16	500,000	551,135
5% 6/1/18 (CIFG North America Insured)	2,000,000	2,194,700
Maryland Econ. Dev. Corp. Lease Rev. (Maryland Aviation Administration Facilities Proj.) 5.5% 6/1/18 (FSA Insured) (b)	1,500,000	1,634,625
Maryland Gen. Oblig.:
Second Series A, 5.5% 8/1/15	740,000	847,285
Second Series, 5.5% 7/15/14	4,450,000	5,039,980
Series 2002 A, 5.5% 3/1/17	2,265,000	2,632,791
5.25% 3/1/17	4,295,000	4,901,110
5.5% 3/1/15	1,850,000	2,108,482
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Med. Ctr. Proj.) Series 1998, 5.125% 7/1/33 (FSA Insured)	2,000,000	2,059,480
(Carroll County Gen. Hosp. Proj.) 5% 7/1/40 (a)	1,500,000	1,568,445
(Good Samaritan Hosp. Proj.):
5.7% 7/1/09 (Escrowed to Maturity) (c)	1,000,000	1,037,930
5.75% 7/1/13 (Escrowed to Maturity) (c)	240,000	262,296
5.75% 7/1/13 (Escrowed to Maturity) (c)	145,000	158,471
(Hebrew Home of Greater Washington Proj.) 5.8% 1/1/32	1,000,000	1,071,430
(Helix Health Proj.) 5% 7/1/17 (Escrowed to Maturity) (c)	1,010,000	1,098,244
(Howard County Gen. Hosp. Proj.) 5.5% 7/1/13 (Escrowed to Maturity) (c)	750,000	778,620
(Johns Hopkins Health Sys. Proj.) 5% 5/15/34	1,500,000	1,561,725
(Johns Hopkins Univ. Issue Proj.):
Series 2001 B, 5% 7/1/41	3,590,000	3,735,503
Series A:
5% 7/1/33	2,000,000	2,129,500
5% 7/1/38	2,000,000	2,126,800
5% 7/1/32	1,015,000	1,062,126
5.125% 7/1/20	500,000	521,625
(LifeBridge Health Proj.) Series 2004 A, 5% 7/1/11	1,000,000	1,053,340
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Loyola College Issue Proj.) 5% 10/1/39	$ 2,000,000	$ 2,067,980
(Peninsula Reg'l. Med. Ctr. Proj.) 5% 7/1/15	1,120,000	1,218,370
(Univ. of Maryland Med. Sys. Proj.):
Series A, 5% 7/1/41	1,000,000	1,052,820
5.25% 7/1/34	1,525,000	1,595,455
(Western Maryland Health Sys. Proj.):
5% 1/1/16 (MBIA Insured)	1,500,000	1,639,410
5% 7/1/17 (MBIA Insured)	1,690,000	1,855,688
Maryland Indl. Dev. Fing. Auth. Rev.:
(American Ctr. for Physics Proj.):
5.25% 12/15/13	1,100,000	1,179,640
5.25% 12/15/15	320,000	344,538
(Holy Cross Health Sys. Corp. Proj.) 5.7% 12/1/10	1,000,000	1,078,150
Maryland Nat'l. Cap. Park & Planning Commission Series 2004 EE2, 5% 1/15/15	2,000,000	2,183,400
Maryland Trans. Auth. Rev. (Trans. Facilities Projs.) 6.8% 7/1/16 (Escrowed to Maturity) (c)	840,000	958,180
Montgomery County Econ. Dev. Rev. (Trinity Health Care Group Proj.) 5.125% 12/1/22	2,300,000	2,422,337
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series A, 5% 7/1/20 (FGIC Insured)	500,000	535,795
Northeast Maryland Waste Disp. Auth. Solid Waste Rev.:
(Montgomery County Resource Recovery Proj.) Series A, 6% 7/1/07 (b)	500,000	504,990
5.5% 4/1/12 (AMBAC Insured) (b)	4,500,000	4,874,265
Prince Georges County Ctfs. of Prtn. Series A, 0% 6/30/11 (MBIA Insured)	2,400,000	1,878,696
Prince Georges County Gen. Oblig. Series A, 5% 10/1/19	2,000,000	2,161,660
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series A, 5.125% 4/1/23	1,500,000	1,599,345
Washington D.C. Suburban Sanitation District 5% 6/1/13	1,500,000	1,631,415
		103,957,064
Puerto Rico - 10.1%
Puerto Rico Commonwealth Gen. Oblig. Series 2001 A, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,500,000	1,731,585
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	1,000,000	1,138,770
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (c)	$ 2,280,000	$ 2,443,886
Series A, 5% 7/1/28 (Pre-Refunded to 1/1/08 @ 101) (c)	25,000	25,650
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series 2002 KK, 5.5% 7/1/15 (MBIA Insured)	1,000,000	1,140,630
Series HH, 5.25% 7/1/29 (FSA Insured)	2,200,000	2,343,022
Series II, 5.375% 7/1/16 (MBIA Insured)	1,500,000	1,651,980
Series QQ:
5.5% 7/1/16 (XL Cap. Assurance, Inc. Insured)	200,000	229,312
5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,154,390
		11,859,225
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $112,743,730)	116,508,409
NET OTHER ASSETS - 0.9%	1,108,331
NET ASSETS - 100%	$ 117,616,740
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At November 30, 2006, the aggregate cost of investment securities for income tax purposes was $112,738,398. Net unrealized appreciation aggregated $3,770,011, of which $3,807,999 related to appreciated investment securities and $37,988 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Union Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Union Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 24, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	January 24, 2007